STOCKHOLDER'S EQUITY - Stock Options (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Weighted average assumptions used for fair valuation of stock options
Expected option life (in years)	5 years
Expected dividend yield (in percent)	0.00%	0.00%
Minimum [Member]
Weighted average assumptions used for fair valuation of stock options
Risk-free interest rates	0.78%	0.71%
Expected option life (in years)		5 years
Expected stock price volatility (in percent)	43.54%	43.54%
Maximum [Member]
Weighted average assumptions used for fair valuation of stock options
Risk-free interest rates	1.24%	1.75%
Expected option life (in years)		10 years
Expected stock price volatility (in percent)	44.31%	45.86%